Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Year-End Spot Rate : US$1 Exchange Rate=RMB [Member]
Foreign currency exchange rate, translation	7.0721	6.8657	6.6181
Year-End Spot Rate : US$1 Exchange Rate= JPY [Member]
Foreign currency exchange rate, translation	107.5	107.5
Average Rate US$1=RMB [Member]
Foreign currency exchange rate, translation	7.0323	6.8226	6.5020
Average Rate US$1=JPY [Member]
Foreign currency exchange rate, translation	107.5	111.1